NET INCOME (LOSS) PER SHARE - Summary of computation of basic and diluted net income (loss) per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 226,630
Less: Accretion on Series A Preferred Shares redemption value	0	0	0	16,772
Less: Undistributed earnings allocated to Series A Preferred Shares | ¥	0		0	21,698
Net income (loss) attributed to ordinary shareholders for computing net income (loss) per ordinary shares-basic	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 188,160
Denominator:
Weighted average ordinary shares outstanding used in computing net income (loss) per ordinary shares-basic	170,790,979	170,790,979	159,725,779	132,400,941
Net income (loss) per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (18.17)	$ (2.85)	¥ (8.72)	¥ 1.42
Denominator:
Weighted average ordinary shares basic outstanding	170,790,979	170,790,979	159,725,779	132,400,941
Effect of potentially diluted stock options	0	0	0	6,998,647
Effect of potentially diluted RSUs	0	0	0	78,310
Weighted average ordinary shares outstanding used in computing net income (loss) per ordinary shares-diluted	170,790,979	170,790,979	159,725,779	139,477,898
Net income (loss) per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (18.17)	$ (2.85)	¥ (8.72)	¥ 1.35
RSUs [Member]
Denominator:
Shares issuable upon conversion of RSUs	12,794	12,794	64,576	512,847